United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012


Check here if Amendment [ x]; Amendment Number:  __1_____
  This Amendment (Check only one.):	[ x] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        November 12, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ x ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		1
						---

Form 13F Information Table Entry Total:		68
						----

Form 13F Information Table Value Total:		$397,379
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1 - 13F file number 028-14377 Arbiter Partners QP, LP

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AGNICO EAGLE MINES LTD              COM 008474108        3420      65917  SH            Defined         1     65917
AGNICO EAGLE MINES LTD              COM 008474108        1954      37667  SH     Call   Defined         1         0
ALICO INC                           COM 016230104         479      15356  SH            Defined         1     15356
AMERIANA BANCORP                    COM 023613102          92      14282  SH            Defined         1     14282
ANADARKO PETE CORP                  COM 032511107       16460     235417  SH     Call   Defined         1         0
APPLE INC                           COM 037833100      -18846      28250  SH      Put   Defined         1         0
APPLIED MATLS INC                   COM 038222105        1052      94167  SH     Call   Defined         1         0
ASB BANCORP INC N C                 COM 00213T109         465      30039  SH            Defined         1     30039
ASSURED GUARANTY LTD                COM G0585R106        8207     602544  SH            Defined         1    602544
ASSURED GUARANTY LTD                COM G0585R106        2565     188334  SH     Call   Defined         1         0
BARCLAYS BK PLC                     COM 06740C261       -3734     414899  SH      Put   Defined         1         0
BLACKSTONE GROUP L P                COM 09253U108        3362     235417  SH     Call   Defined         1         0
CAPITAL ONE FINL CORP               COM 14040H105        2564      44969  SH            Defined         1     44969
CAPITAL ONE FINL CORP WTS           WTS 14040H139         682      33147  SH     Call   Defined         1         0
CAPITAL SR LIVING CORP              COM 140475104       19562    1351893  SH            Defined         1   1351893
CIL .3333 FRAC WPX CMN SH           COM 9EQ2LV2L0         992      24483  SH     Call   Defined         1         0
CLEAR CHANNEL OUTDOOR HLD           COM 18451C109        2931     490279  SH            Defined         1    490279
CLIFFS NATURAL RESOURCES            COM 18683K101      -16582     423750  SH      Put   Defined         1         0
COWEN GROUP INC NEW                 COM 223622101        4427    1636651  SH            Defined         1   1636651
CURRENCYSHARES AUSTRALIAN           COM 23129U101      -15669     150667  SH      Put   Defined         1         0
DEVON ENERGY CORP NEW               COM 25179M103        2849      47083  SH            Defined         1     47083
DEVON ENERGY CORP NEW               COM 25179M103       34263     566319  SH     Call   Defined         1         0
FIRST M & F CORP                    COM 320744105         184      24686  SH            Defined         1     24686
GENERAL DYNAMICS CORP               COM 369550108        6226      94167  SH     Call   Defined         1         0
GLOBALSTAR INC                      COM 378973408         175     379963  SH            Defined         1    379963
GOLDMAN SACHS GROUP INC             COM 38141G104       45581     400962  SH     Call   Defined         1         0
GREIF INC                           COM 397624206       28479     576155  SH            Defined         1    576155
HESS CORP                           COM 42809H107        2529      47083  SH     Call   Defined         1         0
HOPFED BANCORP INC                  COM 439734104         218      28954  SH            Defined         1     28954
INTERVEST BANCSHARES CORP           COM 460927106          61      16106  SH            Defined         1     16106
ISHARES SILVER TRUST                COM 46428Q109        6535     195208  SH     Call   Defined         1         0
LAKE SHORE BANCORP INC              COM 510700107        1060     101944  SH            Defined         1    101944
LAPORTE BANCORP INC                 COM 516650108         116      10746  SH            Defined         1     10746
LENNAR CORP CL B                    COM 526057302        1767      65559  SH            Defined         1     65559
LEVEL 3 COMMUNICATIONS IN           COM 52729N308        1082      47083  SH            Defined         1     47083
LIBERTY INTERACTIVE CORP,           COM 53071M104        6872     371488  SH            Defined         1    371488
LIBERTY VENTURES                    COM 53071M880       19098     384731  SH            Defined         1    384731
LOWES COS INC                       COM 548661107        9967     329584  SH     Call   Defined         1         0
MARKET VECTORS ETF TR               COM 57060U589        4768     192854  SH     Call   Defined         1         0
MICROSOFT CORP                      COM 594918104        8054     270635  SH            Defined         1    270635
MICROSOFT CORP                      COM 594918104       14063     472529  SH     Call   Defined         1         0
MTR GAMING GROUP INC                COM 553769100        5815    1381259  SH            Defined         1   1381259
NATIONAL WESTN LIFE INS C           COM 638522102        6235      43526  SH            Defined         1     43526
NEWMONT MINING CORP                 COM 651639106       42198     753334  SH     Call   Defined         1         0
OCONEE FED FINL CORP                COM 675607105         299      19094  SH            Defined         1     19094
PEOPLES BANCORP N C INC             COM 710577107         220      22066  SH            Defined         1     22066
PFIZER INC                          COM 717081103        2340      94167  SH     Call   Defined         1         0
PREMIER FINL BANCORP INC            COM 74050M105         106      11596  SH            Defined         1     11596
PRESIDENTIAL LIFE CORP              COM 740884101       25452    1827155  SH            Defined         1   1827155
PROSHARES TR II                     COM 74347W841       -3654      62621  SH      Put   Defined         1         0
PSB HLDGS INC                       COM 69360W108         162      36755  SH            Defined         1     36755
RAYTHEON CO                         COM 755111507       11950     209050  SH     Call   Defined         1         0
SALESFORCE COM INC                  COM 79466L302       -9346      61208  SH      Put   Defined         1         0
SEAGATE TECHNOLOGY PLC              COM G7945M107        2915      94167  SH            Defined         1     94167
SEAGATE TECHNOLOGY PLC              COM G7945M107       23323     753334  SH     Call   Defined         1         0
SEALED AIR CORP NEW                 COM 81211K100       21236    1373614  SH            Defined         1   1373614
SYMETRA FINL CORP                   COM 87151Q106        7648     621821  SH            Defined         1    621821
TRONOX LTD                          COM Q9235V101        2852     125920  SH            Defined         1    125920
UNITED BANCSHARES INC OHI           COM 909458101         202      22327  SH            Defined         1     22327
UNITED PARCEL SERVICE INC           COM 911312106        3370      47083  SH     Call   Defined         1         0
VIRGIN MEDIA INC                    COM 92769L101         277       9417  SH     Call   Defined         1         0
WARREN RES INC                      COM 93564A100        6130    2016403  SH            Defined         1   2016403
WESTERN DIGITAL CORP                COM 958102105        5836     150667  SH            Defined         1    150667
WESTERN DIGITAL CORP                COM 958102105        2917      75333  SH     Call   Defined         1         0
WPX ENERGY INC                      COM 98212B103         844      50850  SH            Defined         1     50850
XEROX CORP                          COM 984121103        5184     706251  SH     Call   Defined         1         0
XL GROUP PLC                        COM G98290102        2797     116390  SH            Defined         1    116390
XL GROUP PLC                        COM G98290102       21741     904754  SH     Call   Defined         1         0





*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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